ALLOWANCE FOR LOAN LOSSES AND CREDIT QUALITY	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
ALLOWANCE FOR LOAN LOSSES AND CREDIT QUALITY
NOTE 4. ALLOWANCE FOR LOAN LOSSES AND CREDIT QUALITY

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of June 30, 2011:

		Commercial
		Real Estate			Consumer
	Commercial	and Multifamily	Agri-business	Other	1-4 Family	Other
	and Industrial	Residential	and Agricultural	Commercial	Mortgage	Consumer	Unallocated	Total
Three Months Ended June 30, 2011
Balance April 1,	$ 22,549	$ 17,884	$ 1,194	$ 270	$ 2,480	$ 548	$ 3,570	$ 48,495
Provision for loan losses	506	1,855	(246)	290	499	108	(112)	2,900
Loans charged-off	(189)	(25)	0	0	(337)	(98)	0	(649)
Recoveries	133	318	0	0	16	47	0	514
Net loans charged-off	(56)	293	0	0	(321)	(51)	0	(135)
Balance June 30,	$ 22,999	$ 20,032	$ 948	$ 560	$ 2,658	$ 605	$ 3,458	$ 51,260
Six Months Ended June 30, 2011
Balance January 1,	$ 21,479	$ 15,893	$ 1,318	$ 270	$ 1,694	$ 682	$ 3,671	$ 45,007
Provision for loan losses	1,877	5,228	(370)	290	1,662	26	(213)	8,500
Loans charged-off	(587)	(1,416)	0	0	(717)	(229)	0	(2,949)
Recoveries	230	327	0	0	19	126	0	702
Net loans charged-off	(357)	(1,089)	0	0	(698)	(103)	0	(2,247)
Balance June 30,	$ 22,999	$ 20,032	$ 948	$ 560	$ 2,658	$ 605	$ 3,458	$ 51,260

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 9,534	$ 5,663	$ 101	$ 190	$ 100	$ 0	$ 0	$ 15,588
Collectively evaluated for impairment	13,465	14,369	847	370	2,558	605	3,458	35,672

Total ending allowance balance	$ 22,999	$ 20,032	$ 948	$ 560	$ 2,658	$ 605	$ 3,458	$ 51,260

Loans:
Loans individually evaluated for impairment	$ 22,244	$ 26,024	$ 1,007	$ 192	$ 1,962	$ 0	$ 0	$ 51,429
Loans collectively evaluated for impairment	709,523	799,239	197,535	53,510	287,020	50,176	0	2,097,003

Total ending loans balance	$ 731,767	$ 825,263	$ 198,542	$ 53,702	$ 288,982	$ 50,176	$ 0	$ 2,148,432

The recorded investment in loans does not include accrued interest.

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2010:

Commercial
		Real Estate			Consumer
	Commercial	and Multifamily	Agri-business	Other	1-4 Family	Other
	and Industrial	Residential	and Agricultural	Commercial	Mortgage	Consumer	Unallocated	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 6,911	$ 4,663	$ 301	$ 190	$ 76	$ 0	$ 0	$ 12,141
Collectively evaluated for impairment	14,568	11,230	1,017	80	1,618	682	3,671	32,866

Total ending allowance balance	$ 21,479	$ 15,893	$ 1,318	$ 270	$ 1,694	$ 682	$ 3,671	$ 45,007

Loans:
Loans individually evaluated for impairment	$ 20,988	$ 23,358	$ 1,259	$ 197	$ 2,204	$ 0	$ 0	$ 48,006
Loans collectively evaluated for impairment	644,551	791,715	228,305	38,542	287,729	51,111	0	2,041,953

Total ending loans balance	$ 665,539	$ 815,073	$ 229,564	$ 38,739	$ 289,933	$ 51,111	$ 0	$ 2,089,959

The recorded investment in loans does not include accrued interest.

The following is an analysis of the allowance for loan losses for the three months and six months ended June 30, 2010:

	Three Months	Six Months
	ended	ended
	June 30,	June 30,
	2010	2010

Balance at beginning of period	$ 36,332	$ 32,073
Provision for loan losses	5,750	11,276
Loans charged-off	(4,845)	(6,377)
Recoveries	127	392
Net loans charged-off	(4,718)	(5,985)
Balance at end of period	$ 37,364	$ 37,364

	Six Monthes ended
	June 30,
	2011	2010

Allowance for loan losses to total loans	2.39%	1.82%

The following table presents loans individually evaluated for impairment as of and for the three-month and six-month periods ended June 30, 2011:

				Three Months Ended June 30, 2011			Six Months Ended June 30, 2011
						Cash Basis			Cash Basis
	Unpaid		Allowance for	Average	Interest	Interest	Average	Interest	Interest
	Principal	Recorded	Loan Losses	Recorded	Income	Income	Recorded	Income	Income
	Balance	Investment	Allocated	Investment	Recognized	Recognized	Investment	Recognized	Recognized

With no related allowance recorded:
Commercial real estate and multi-family residential loans:
Nonowner occupied loans	$ 841	$ 841	$ 0	$ 844	$ 0	$ 0	$ 850	$ 0	$ 0

With an allowance recorded:
Commercial and industrial loans:
Working capital lines of credit loans	5,208	5,208	3,159	5,311	3	3	5,463	6	6
Non-working capital loans	17,037	17,036	6,375	16,565	163	180	15,864	290	291

Commercial real estate and multi-family residential loans:
Construction and land development loans	1,237	1,239	245	1,332	0	0	1,364	0	0
Owner occupied loans	3,061	2,927	929	2,987	6	6	3,096	12	12
Nonowner occupied loans	20,877	21,017	4,489	20,858	18	18	20,404	35	35
Multifamily loans	0	0	0	0	0	0	0	0	0

Agri-business and agricultural loans:
Loans secured by farmland	761	760	83	691	0	0	546	0	0
Loans for agricultural production	247	247	18	363	0	0	591	0	0

Other commercial loans	192	192	190	193	0	0	194	0	0

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	1,962	1,962	100	1,812	19	8	1,828	31	22
Open end and junior lien loans	0	0	0	0	0	0	28	0	0
Residential construction loans	0	0	0	0	0	0	0	0	0

Other consumer loans	0	0	0	0	0	0	0	0	0

Total	$ 51,423	$ 51,429	$ 15,588	$ 50,956	$ 209	$ 215	$ 50,228	$ 374	$ 366

The recorded investment in loans does not include accrued interest.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2010:

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance	Investment	Allocated

With no related allowance recorded:
Commercial real estate and multi-family residential loans:
Nonowner occupied loans	$ 870	$ 869	$ 0

With an allowance recorded:
Commercial and industrial loans:
Working capital lines of credit loans	5,651	5,652	2,944
Non-working capital loans	15,335	15,336	3,967

Commercial real estate and multi-family residential loans:
Construction and land development loans	1,402	1,401	195
Owner occupied loans	2,908	2,909	948
Nonowner occupied loans	18,186	18,179	3,520
Multifamily loans	0	0	0

Agri-business and agricultural loans:
Loans secured by farmland	405	406	83
Loans for agricultural production	853	853	218

Other commercial loans	197	197	190

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	2,067	2,063	75
Open end and junior lien loans	141	141	1
Residential construction loans	0	0	0

Other consumer loans	0	0	0

Total	$ 48,015	$ 48,006	$ 12,141

The recorded investment in loans does not include accrued interest.

The following table presents information on impaired loans for the three and six months ended June, 30 2010.

	Three Months	Six Months
	ended	ended
	June 30,	June 30,
	2010	2010

Average of impaired loans during the period	$ 40,944	$ 37,443
Interest income recognized during impairment	200	225
Cash-basis interest income recognized	212	233

The following table presents the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of June 30, 2011 and December 31, 2010:

	June 30, 2011		December 31, 2010
		Loans Past Due		Loans Past Due
		Over 90 Days		Over 90 Days
		Still		Still
	Nonaccrual	Accruing	Nonaccrual	Accruing
Commercial and industrial loans:
Non-impaired watch list loans	$ 362	$ 0	$ 372	$ 0
Working capital lines of credit loans	4,959	0	5,405	0
Non-working capital loans	6,697	0	4,786	0

Commercial real estate and multi-family residential loans:
Non-impaired watch list loans	0	0	26	0
Construction and land development loans	1,239	0	1,400	0
Owner occupied loans	2,591	0	2,935	0
Nonowner occupied loans	18,779	0	19,049	0
Multifamily loans	0	0	0	0

Agri-business and agricultural loans:
Non-impaired watch list loans	84	0	0	0
Loans secured by farmland	761	0	406	0
Loans for agricultural production	247	0	878	0

Other commercial loans	0	0	197	0

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	1,147	134	842	318
Open end and junior lien loans	174	0	267	0
Residential construction loans	0	0	0	0

Other consumer loans	200	0	20	12

Total	$ 37,240	$ 134	$ 36,583	$ 330

The recorded investment in loans does not include accrued interest.

The following table presents the aging of the recorded investment in past due loans as of June 30, 2011 by class of loans:

	30-89	Greater than
	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Total

Commercial and industrial loans:
Non-impaired watch list loans	$ 0	$ 362	$ 362	$ 38,555	$ 38,917
Working capital lines of credit loans	0	4,959	4,959	343,688	348,647
Non-working capital loans	220	6,697	6,917	337,286	344,203

Commercial real estate and multi-family residential loans:
Non-impaired watch list loans	0	0	0	65,348	65,348
Construction and land development loans	64	1,239	1,303	115,560	116,863
Owner occupied loans	95	2,591	2,686	307,575	310,261
Nonowner occupied loans	0	18,779	18,779	292,430	311,209
Multifamily loans	0	0	0	21,582	21,582

Agri-business and agricultural loans:
Non-impaired watch list loans	0	84	84	2,830	2,914
Loans secured by farmland	0	761	761	93,873	94,634
Loans for agricultural production	0	247	247	100,747	100,994

Other commercial loans	0	0	0	53,702	53,702

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	1,689	1,281	2,970	104,491	107,461
Open end and junior lien loans	100	174	274	177,974	178,248
Residential construction loans	121	0	121	3,152	3,273

Other consumer loans	90	200	290	49,886	50,176

Total	$ 2,379	$ 37,374	$ 39,753	$ 2,108,679	$ 2,148,432

The recorded investment in loans does not include accrued interest.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2010 by class of loans:

	30-89	Greater than
	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Total

Commercial and industrial loans:
Non-impaired watch list loans	$ 0	$ 372	$ 372	$ 54,977	$ 55,349
Working capital lines of credit loans	0	5,405	5,405	261,556	266,961
Non-working capital loans	462	4,786	5,248	337,981	343,229

Commercial real estate and multi-family residential loans:
Non-impaired watch list loans	0	26	26	60,473	60,499
Construction and land development loans	0	1,400	1,400	88,089	89,489
Owner occupied loans	27	2,935	2,962	304,702	307,664
Nonowner occupied loans	0	19,049	19,049	314,245	333,294
Multifamily loans	0	0	0	24,127	24,127

Agri-business and agricultural loans:
Non-impaired watch list loans	0	0	0	4,131	4,131
Loans secured by farmland	0	406	406	109,465	109,871
Loans for agricultural production	0	878	878	114,684	115,562

Other commercial loans	0	197	197	38,542	38,739

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	2,333	1,160	3,493	99,405	102,898
Open end and junior lien loans	237	267	504	182,395	182,899
Residential construction loans	0	0	0	4,136	4,136

Other consumer loans	145	32	177	50,934	51,111

Total	$ 3,204	$ 36,913	$ 40,117	$ 2,049,842	$ 2,089,959

The recorded investment in loans does not include accrued interest.

Troubled Debt Restructurings:

Troubled debt restructured loans are included in the totals for impaired loans. The Company has allocated $6.4 million and $4.1 million of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2011 and December 31, 2010. The Company is not committed to lend additional funds to debtors whose loans have been modified in a troubled debt restructuring.

	June 30,	December 31,
	2011	2010

Accruing troubled debt restructured loans	$ 11,526	$ 8,547
Nonaccrual troubled debt restructured loans	8,550	6,091
Total troubled debt restructured loans	$ 20,076	$ 14,638

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes commercial loans individually by classifying the loans as to credit risk. This analysis is performed on a quarterly basis for Special Mention, Substandard and Doubtful grade loans and annually on Pass grade loans over $250,000.

The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans with the exception of consumer troubled debt restructurings which are evaluated and listed with Substandard commercial grade loans.  Loans listed as not rated are consumer loans included in groups of homogenous loans.  As of June 30, 2011 and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated

Commercial and industrial loans:
Non-impaired watch list loans	$ 0	$ 12,284	$ 26,633	$ 0	$ 0
Working capital lines of credit loans	343,431	0	5,208	0	8
Non-working capital loans	325,427	7,468	9,568	0	1,740

Commercial real estate and multi-family residential loans:
Non-impaired watch list loans	0	28,005	37,343	0	0
Construction and land development loans	115,624	0	1,239	0	0
Owner occupied loans	307,242	0	2,927	0	92
Nonowner occupied loans	291,135	0	20,074	0	0
Multifamily loans	21,582	0	0	0	0

Agri-business and agricultural loans:
Non-impaired watch list loans	0	1,955	959	0	0
Loans secured by farmland	93,852	0	761	0	21
Loans for agricultural production	100,565	0	247	0	182

Other commercial loans	53,406	104	192	0	0

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	17,287	416	3,207	0	86,551
Open end and junior lien loans	13,479	0	415	0	164,354
Residential construction loans	0	0	0	0	3,273

Other consumer loans	8,913	0	776	0	40,487

Total	$ 1,691,943	$ 50,232	$ 109,549	$ 0	$ 296,708

The recorded investment in loans does not include accrued interest.

As of December 31, 2010 the risk category of loans by class of loans is as follows:

		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated

Commercial and industrial loans:
Non-impaired watch list loans	$ 0	$ 22,282	$ 33,067	$ 0	$ 0
Working capital lines of credit loans	261,210	0	5,751	0	0
Non-working capital loans	325,976	0	15,327	0	1,926

Commercial real estate and multi-family residential loans:
Non-impaired watch list loans	0	23,722	36,777	0	0
Construction and land development loans	88,088	0	1,401	0	0
Owner occupied loans	304,661	0	2,911	0	92
Nonowner occupied loans	314,247	0	19,047	0	0
Multifamily loans	24,127	0	0	0	0

Agri-business and agricultural loans:
Non-impaired watch list loans	0	2,008	2,123	0	0
Loans secured by farmland	109,444	0	405	0	22
Loans for agricultural production	114,495	0	853	0	214

Other commercial loans	38,400	0	339	0	0

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	17,398	427	1,386	0	83,687
Open end and junior lien loans	13,380	0	178	0	169,341
Residential construction loans	0	0	0	0	4,136

Other consumer loans	9,394	0	497	0	41,220

Total	$ 1,620,820	$ 48,439	$ 120,062	$ 0	$ 300,638

The recorded investment in loans does not include accrued interest.